Additional Financial Information of Parent Company - Financial Statements Schedule I	12 Months Ended
Dec. 31, 2020
Additional Financial Information of Parent Company - Financial Statements Schedule I
Additional Financial Information of Parent Company - Financial Statements Schedule I

Additional Financial Information of Parent Company – Financial Statements Schedule I

The following Schedule I has been provided pursuant to the requirements of Rules 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented, as the restricted net assets was more than 25% of the Company’s consolidated net assets as of December 31, 2020.

a) Condensed Balance Sheets (Amount in Thousands, Except Share and Per Share Data)

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Assets
Current assets
Cash and cash equivalents	1,249,401	1,359,841	208,405
Amounts due from subsidiaries and VIEs	296,523	—	—
Amounts due from related parties	684	778	119
Other current assets	9,355	40,772	6,249
Total current assets	1,555,963	1,401,391	214,773
Investments in subsidiaries and VIEs	5,237,744	6,107,489	936,013
Investments in affiliates	233,960	279,430	42,825
Non-current deferred tax assets	1,226	—	—
Other non-current assets	694	653	100
Total assets	7,029,587	7,788,963	1,193,711
Liabilities and Equity
Current liabilities
Contingent liabilities	—	530,433	81,292
Amounts due to subsidiaries and VIEs	—	56,937	8,726
Other current liabilities	14,752	13,806	2,116
Total current liabilities	14,752	601,176	92,134
Other non-current liabilities	1,368	2,276	349
Total liabilities	16,120	603,452	92,483
Shareholder’s equity
Class A ordinary shares (US$0.0005 par value): 91,394,900 shares authorized, 22,484,657 shares issued and outstanding as of December 31, 2019 and 22,773,542 shares issued and 22,229,340 shares outstanding as of December 31, 2020	75	76	12
Class B ordinary shares (US$0.0005 par value): 8,605,100 shares authorized, 8,315,000 shares issued and outstanding as of December 31, 2019 and 2020	28	28	4
Treasury stock (nil and 544,202 ordinary shares as of December 31, 2019 and 2020, respectively)	—	(290,913)	(44,584)
Additional paid-in capital	2,181,323	3,565,667	546,462
Retained earnings	4,734,992	3,989,767	611,459
Accumulated other comprehensive income (loss)	97,049	(79,114)	(12,125)
Total shareholders’ equity	7,013,467	7,185,511	1,101,228
Total liabilities and shareholders' equity	7,029,587	7,788,963	1,193,711

b) Condensed Statements of Operations (Amount in Thousands)

	Years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net revenues	—	—	—	—
Operating cost and expenses
Compensation and benefits	12,127	—	—	—
Selling expenses	990	131	356	55
General and administrative expenses	7,143	5,556	5,588	856
Total operating cost and expenses	20,260	5,687	5,944	911
Loss from operations	(20,260)	(5,687)	(5,944)	(911)
Other income (expenses):
Interest income	13,410	29,000	20,545	3,149
Interest expenses	(6,807)	(440)	—	—
Investment income	58,988	—	—	—
Settlement expenses	—	—	(1,828,907)	(280,292)
Other (expenses) income	(1,741)	5,057	14,713	2,255
Total other income (expenses)	63,850	33,617	(1,793,649)	(274,888)
Income (loss) before taxes and income from equity in affiliates, subsidiaries and VIEs	43,590	27,930	(1,799,593)	(275,799)
Income tax benefit (expenses)	3,488	(5,257)	(3,058)	(469)
Income from equity in affiliates	16,351	36,103	78,768	12,072
Income from equity in subsidiaries and VIEs	747,868	770,375	978,658	149,984
Net income (loss) attributable to Noah Holdings Limited shareholders	811,297	829,151	(745,225)	(114,212)

c) Condensed Statements of Comprehensive Income (Loss) (Amount in Thousands)

	Years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net income (loss)	811,297	829,151	(745,225)	(114,212)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	75,839	61,651	(176,934)	(27,117)
Fair value fluctuation of available-for-sale investment, net of tax of nil (Note 5)	(349)	(797)	771	118
Fair value fluctuation of available-for-sale investment held by affiliates, net of tax of nil	(1,080)	—	—	—
Other comprehensive income (loss)	74,410	60,854	(176,163)	(26,999)
Comprehensive income (loss) attributable to Noah Holdings Limited shareholders	885,707	890,005	(921,388)	(141,211)

d) Condensed Statements of Cash Flows (Amount in Thousands)

	Years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income (loss) attributable to Noah Holding Limited shareholders	811,297	829,151	(745,225)	(114,212)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Share-based compensation	12,127	—	—	—
Income from equity in subsidiaries and VIEs	(747,868)	(770,375)	(978,658)	(149,984)
Income from equity in affiliates, net of dividends	(16,351)	(36,103)	(58,913)	(9,029)
Share-based settlement expense	—	—	1,290,811	197,825
Changes in operating assets and liabilities:	—	—	—	—
Amounts due from subsidiaries and VIEs	(298,384)	308,774	356,685	54,664
Amounts due from related parties	(9,835)	9,151	(94)	(14)
Amounts due to subsidiaries and VIEs	—	—	56,937	8,726
Other current assets	16,076	(9,331)	(31,417)	(4,815)
Deferred tax assets	(644)	786	1,226	188
Contingent liabilities	—	—	530,433	81,292
Other current liabilities	(3,249)	4,341	(10,249)	(1,571)
Other non-current liabilities	(5,391)	756	908	139
Net cash (used in) provided by operating activities	(242,222)	337,150	412,444	63,209
Cash flows from investing activities:
Capital return from investments in subsidiaries and VIEs	294,878	170,589	—	—
Increase in investments in subsidiaries and VIEs	—	(78,668)	(43,690)	(6,696)
Capital return from investments in affiliates	—	—	101,114	15,496
Increase in investments in affiliates	(103,066)	—	—	—
Proceeds from long-term investments	—	43,772	—	—
Net cash provided by investing activities	191,812	135,693	57,424	8,800
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	45,894	31,688	33,372	5,114
Payment for repurchase of ordinary shares	—	—	(281,610)	(43,158)
Net cash provided by (used in) financing activities	45,894	31,688	(248,238)	(38,044)
Effect of exchange rate changes	93,266	43,253	(111,190)	(17,040)
Net increase in cash and cash equivalents	88,750	547,784	110,440	16,925
Cash and cash equivalents - beginning of year	612,867	701,617	1,249,401	191,480
Cash and cash equivalents - end of year	701,617	1,249,401	1,359,841	208,405

Supplement disclosure of non-cash investing activities:

During the year ended December 31, 2020, an consolidated investment fund was disposed partially by the Company and thus was deconsolidated and recorded as investments in affiliates. The deconsolidation resulted in a decrease in investments in subsidiaries and VIEs amounted to RMB109.7 million with a corresponding increase in investments in affiliates.

e) Notes to Condensed Financial Statements

1.

The condensed financial statements of Noah Holdings Limited have been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in subsidiaries and VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as investment in subsidiaries and VIEs and the profit of the subsidiaries and VIEs is presented as income from equity in subsidiaries and VIEs on the statement of operations.

2.

As of December 31, 2019 and 2020, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the consolidated financial statements.

3.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.